INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Disclosure of detailed information about investment property [abstract]
SCHEDULE OF INVESTMENTS

Balance at December 31, 2021	$291,066
Change in fair value	(33,249)
Balance at December 31, 2021	$257,817

Fair value of investments is comprised of:

Public company shares	$128,571
Public company warrants	4,286
Private company shares	124,960
Balance at December 31, 2021	$257,817

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2022	March 10, 2021
Risk free interest rate	2.17%	0.28%
Expected volatility	98.41%	150.88%
Expected life	0.96 years	2 years
Expected dividend yield	0%	0%